Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)	Nov. 12, 2019	Nov. 06, 2019
Sales Agreement [Member] | Private Placement [Member]
Aggregate offering price of common stock		$ 3,673,159
Waiver Agreement [Member]
Aggreement transaction description	The terms of the Waiver Agreement, the Series B Holders agreed to waive the restriction in Section 4.12(b) of the 2018 Purchase Agreement prohibiting Dilutive Issuances (as defined in the 2018 Purchase Agreement) for the remainder of the Restricted Period (as defined in the 2018 Purchase Agreement), such that Section 4.12(b) of the 2018 Purchase Agreement is of no further force and effect (the "Waiver"). In exchange for the Series B Holders' Waiver and subject to the other terms and conditions described in the Waiver Agreement, we agreed to reduce the conversion price of the Series B convertible preferred stock from $1.30 to $0.20 per share and to reduce the conversion price of the Series C convertible preferred stock from $1.64 to $0.20 per share, in each case subject to the approval of our stockholders to issue the additional shares of common stock that will be issuable upon conversion of the Series B convertible preferred stock and Series C convertible preferred stock as a result of the Series B Conversion Price Adjustment and the Series C Conversion Price Adjustment as required by the applicable Nasdaq rules, which stockholder approval we agreed to seek by no later than the earlier of (i) our next annual or special meeting of stockholders, or (ii) February 14, 2020.
Waiver Agreement [Member] | Series B Convertible Preferred Stock [Member] | Maximum [Member]
Conversion price per share	$ 1.64
Waiver Agreement [Member] | Series B Convertible Preferred Stock [Member] | Minimum [Member]
Conversion price per share	0.20
Waiver Agreement [Member] | Series C Convertible Preferred Stock [Member] | Maximum [Member]
Conversion price per share	1.30
Waiver Agreement [Member] | Series C Convertible Preferred Stock [Member] | Minimum [Member]
Conversion price per share	$ 0.20